UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2013

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Twin Securities Inc.
Address:  2 Grand Central Tower
          140 East 45th Street 27th Floor
          New York, NY 10017

Form 13F File Number:  028-11568

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     William Wang
Title:    CFO
Phone:

Signature, Place, and Date of Signing:

       /s/ William Wang               New York, NY               May 14, 2013
       ----------------               ------------               ------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           19
                                         -----------

Form 13F Information Table Value Total:  $   223,782
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

             COLUMN 1                COLUMN 2   COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8
---------------------------------- ------------ --------- ----------- -------------------- ---------- -------- ---------------------
                                                                                                                 VOTING AUTHORITY
                                     TITLE OF                VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   ---------------------
          NAME OF ISSUER              CLASS       CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------------- ------------ --------- ----------- ----------- --- ---- ---------- -------- --------- ------ ----
AMERICAN RLTY CAP PPTYS INC        COMMON STOCK 02917T104      38,926   2,653,391 SH       SOLE                2,653,391      0    0
BEST BUY INC                       COMMON STOCK 086516101         111       5,000 SH  PUT  SOLE                    5,000      0    0
BEST BUY INC                       COMMON STOCK 086516101      10,413     470,100 SH  CALL SOLE                  470,100      0    0
BURGER KING WORLDWIDE INC          COMMON STOCK 121220107      12,556     657,373 SH       SOLE                  657,373      0    0
CONSTELLATION BRANDS INC           COMMON STOCK 21036P108      16,070     337,319 SH       SOLE                  337,319      0    0
DELL INC                           COMMON STOCK 24702R101      32,589   2,274,163 SH       SOLE                2,274,163      0    0
ELAN PLC                           COMMON STOCK 284131208         590      50,000 SH       SOLE                   50,000      0    0
GARDNER DENVER INC                 COMMON STOCK 365558105         474       6,300 SH       SOLE                    6,300      0    0
HERBALIFE LTD                      COMMON STOCK G4412G101      14,622     390,420 SH       SOLE                  390,420      0    0
LIBERTY GLOBAL INC                 COMMON STOCK 530555101      21,805     297,152 SH       SOLE                  297,152      0    0
LIBERTY GLOBAL INC                 COMMON STOCK 530555101       5,503      75,000 SH  CALL SOLE                   75,000      0    0
LIBERTY GLOBAL INC                 COMMON STOCK 530555309       7,403     107,857 SH       SOLE                  107,857      0    0
LIFE TECHNOLOGIES CORP             COMMON STOCK 53217V109      15,263     236,162 SH       SOLE                  236,162      0    0
LIFE TECHNOLOGIES CORP             COMMON STOCK 53217V109         465       7,200 SH  CALL SOLE                    7,200      0    0
MBIA INC                           COMMON STOCK 55262C100       7,623     742,316 SH       SOLE                  742,316      0    0
SPRINT NEXTEL CORP                 COMMON STOCK 852061100      12,736   2,050,930 SH       SOLE                2,050,930      0    0
SPRINT NEXTEL CORP                 COMMON STOCK 852061100       5,589     900,000 SH  PUT  SOLE                  900,000      0    0
VIRGIN MEDIA INC                   COMMON STOCK 92769L101      13,005     265,578 SH       SOLE                  265,578      0    0
VIVUS INC                          COMMON STOCK 928551100       8,040     730,934 SH       SOLE                  730,934      0    0